5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Details
Marateca property termination write off	$ 33,844
Slivovo license writeoff	$ 143,154